Additional Information of Expenses by Nature	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Additional Information of Expenses by Nature
29.	ADDITIONAL INFORMATION OF EXPENSES BY NATURE

	Years Ended December 31
	2022	2023	2024

	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

a. Depreciation of property, plant and equipment and right-of-use assets

Recognized in cost of revenue	$399,638.8	$492,827.4	$616,390.4
Recognized in operating expenses	28,850.5	30,097.8	37,190.4
Recognized in other operating income and expenses	8.9	7.5	29.7

	$428,498.2	$522,932.7	$653,610.5

	Years Ended December 31
	2022	2023	2024

	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

b. Amortization of intangible assets

Recognized in cost of revenue	$6,086.3	$6,538.1	$6,342.3
Recognized in operating expenses	2,669.8	2,720.1	2,843.8

	$8,756.1	$9,258.2	$9,186.1

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$4,550.4	$5,365.5	$5,932.2
Defined benefit plans	208.6	281.4	275.7

	4,759.0	5,646.9	6,207.9

Share-based payments
Equity-settled	302.4	483.0	1,242.7
Cash-settled	32.7	61.4	403.5

	335.1	544.4	1,646.2

Other employee benefits	234,367.9	233,517.3	293,968.0

	$239,462.0	$239,708.6	$301,822.1

Employee benefits expense summarized by function
Recognized in cost of revenue	$139,361.4	$133,334.7	$163,657.1
Recognized in operating expenses	100,100.6	106,373.9	138,165.0

	$239,462.0	$239,708.6	$301,822.1

According to TSMC’s Articles of Incorporation, TSMC shall allocate compensation to directors and profit sharing bonus to employees of TSMC not more than

0.3
% and not less th
an
1
% of annual profits during the period, respectively.
TSMC accrued profit sharing bonus to employees based on a percentage of net income before income tax, profit sharing bonus to employees and compensation to directors during the period; compensation to directors was expensed based on estimated amount payable. If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the differences are recorded as a change in accounting estimate.
Accrued profit sharing bonus to employees is illustrated below:

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Profit sharing bonus to employees	$60,702.0	$50,090.5	$70,296.3

TSMC’s profit sharing bonus to employees and compensation to directors for 2022, 2023 and 2024 had been approved by the Board of Directors of TSMC, as illustrated below:

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Resolution Date of TSMC’s Board of Directors in its meeting	February 14 , 2023	February 6 , 2024	February 12 , 2025

Profit sharing bonus to employees	$60,702.0	$50,090.5	$70,296.3

Compensation to directors	$690.1	$552.0	$359.0

There is no significant difference between the aforementioned approved amounts and the amounts charged against earnings of 2022, 2023 and 2024, respectively.